Sales of Certain Receivables Sales of Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Other current assets	$ 1,537	$ 1,813
Other long-term assets	674	444
Accounts payable and accrued liabilities	7,152	8,084
Other current liabilities	405	410
Other long-term liabilities	1,026	1,067
Losses from sales of receivables	228	204	$ 179
Factoring and EIP Securitization Arrangement [Member] | Transferor's Continuing Involvement in Transferred Financial Assets, Transfer Description [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Maximum exposure to loss, Factoring VIE	1,100
Factoring and EIP Securitization Arrangement [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Trading Securities	659	389
Derecognized net service receivables and EIP receivables	2,502	1,850
Other current assets	578	370
Other long-term assets	83	44
Accounts payable and accrued liabilities	17	14
Other current liabilities	129	73
Other long-term liabilities	4	3
Net cash proceeds since inception	2,030	1,494
Net cash proceeds during the period	536	884
Net cash proceeds funded by reinvested collections	1,494	610
Losses from sales of receivables	228	204	$ 179
Factoring and EIP Securitization Arrangement [Member] | Other current assets - of which, deferred purchase price
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Trading Securities	576	345
Factoring and EIP Securitization Arrangement [Member] | Other Assets - of which, deferred purchase price
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Trading Securities	$ 83	$ 44